Segment Information - Disclosure of information of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 1,151,260	$ 1,182,110	$ 1,252,938
Direct operating costs	654,580	627,792	606,691
General and administrative expenses	40,770	44,360	54,927
Realized loss on foreign currency forward contracts	(157,463)	(60,453)	(34,239)
Adjusted EBITDA from equity-accounted investments	95,880	101,352	98,294
Adjusted EBITDA attributable to non-controlling interests	171	(10,677)	(11,361)
Adjusted EBITDA	551,961	599,323	673,199
Inter-segment revenue	(9,200)	(5,500)	0
Inter-segment direct operating costs	9,200	5,600	0
Corporate/Eliminations
Disclosure of operating segments [line items]
Revenues	(8,547)	(5,564)	0
Direct operating costs	(28,157)	(27,434)	(26,667)
General and administrative expenses	31,889	32,998	26,666
Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA attributable to non-controlling interests	0	0	0
Adjusted EBITDA	(4,815)	1,095	(2,481)
Foreign currency forward contracts
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	6,753	(1,310)	(5,054)
Foreign currency forward contracts | Corporate/Eliminations
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts		1,095	(2,480)
FPSO Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	489,878	483,297	477,596
Direct operating costs	279,677	266,299	230,012
General and administrative expenses	30,521	39,753	44,701
Adjusted EBITDA from equity-accounted investments	95,880	101,352	98,294
Adjusted EBITDA attributable to non-controlling interests	0	0	0
Adjusted EBITDA	275,560	278,597	301,177
FPSO Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts		0	0
Shuttle Tanker Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	513,495	542,691	549,587
Direct operating costs	245,753	237,165	230,946
General and administrative expenses	30,180	17,942	22,267
Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA attributable to non-controlling interests	162	(10,988)	(10,861)
Adjusted EBITDA	237,724	274,191	282,939
Shuttle Tanker Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts		(2,405)	(2,574)
FSO Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	75,405	113,867	140,117
Direct operating costs	30,292	45,448	40,457
General and administrative expenses	4,360	8,459	6,946
Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA attributable to non-controlling interests	9	311	(500)
Adjusted EBITDA	40,762	60,271	92,214
FSO Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts		0	0
UMS Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	895	1,828	2,940
Direct operating costs	3,069	5,810	1,292
General and administrative expenses	5,252	3,564	6,100
Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA attributable to non-controlling interests	0	0	0
Adjusted EBITDA	(7,426)	(7,546)	(4,452)
UMS Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts		0	0
Towage Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	80,134	45,991	74,726
Direct operating costs	67,632	45,636	68,013
General and administrative expenses	2,346	7,640	1,475
Adjusted EBITDA from equity-accounted investments	0	0	0
Adjusted EBITDA attributable to non-controlling interests	0	0	0
Adjusted EBITDA	$ 10,156	(7,285)	5,238
Towage Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts		$ 0	0
Conventional Segment | Operating segments
Disclosure of operating segments [line items]
Revenues			7,972
Direct operating costs			9,304
General and administrative expenses			104
Adjusted EBITDA from equity-accounted investments			0
Adjusted EBITDA attributable to non-controlling interests			0
Adjusted EBITDA			(1,436)
Conventional Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts			$ 0